CONCENTRATIONS (Details Narrative) - Number	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of major customers accounting for 100% of annual sales			4
Number of major vendors accounting for 100% of pigment purchases		1	1
Number of major vendors accounting for 100% of canisters purchases		1	1
Number of major customers accounting for 97% of annual sales		2
Two Customer [Member] | Revenues [Member]
Concentration risk, percentage	97.00%
Two Customer [Member] | Accounts Receivable [Member]
Concentration risk, percentage	95.00%
Two Customer [Member] | Accounts Receivable [Member]
Concentration risk, percentage		97.00%